Loans	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Loans

Note 5	Loans (1)(2)

$ millions, as at October 31					2022						2021
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans

Residential mortgages (4)	$269,706	$167	$126	$293	$269,413	0.1%	$251,526	$158	$122	$280	$251,246	0.1%
Personal	45,429	146	756	902	44,527	2.0	41,897	106	662	768	41,129	1.8
Credit card	16,479	–	784	784	15,695	4.8	11,134	–	625	625	10,509	5.6
Business and government (4)	188,542	351	743	1,094	187,448	0.6	150,213	508	668	1,176	149,037	0.8
	$520,156	$664	$2,409	$3,073	$517,083	0.6%	$454,770	$772	$2,077	$2,849	$451,921	0.6%

(1)	Loans are net of unearned income of $689 million (2021: $591 million).
(2)	Includes gross loans of $111.8 billion (2021: $83.3 billion) denominated in U.S. dollars and $9.8 billion (2021: $9.3 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $4 million of residential mortgages (2021: $16 million) and $963 million of business and government loans (2021: $25,983 million) that are measured and designated at FVTPL.

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2022
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$59	$63	$158	$280
Originations net of repayments and other derecognitions	17	(7)	(25)	(15)
Changes in model	(4)	(1)	–	(5)
Net remeasurement (1)	(89)	85	85	81
Transfers (1)
– to 12-month ECL	82	(77)	(5)	–
– to lifetime ECL performing	(9)	16	(7)	–
– to lifetime ECL credit-impaired	(1)	(12)	13	–
Provision for (reversal of) credit losses (2)	(4)	4	61	61
Write-offs (3)	–	–	(47)	(47)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(16)	(16)
Foreign exchange and other	2	2	9	13
Balance at end of year	$57	$69	$167	$293
Personal
Balance at beginning of year	$150	$547	$106	$803
Originations net of repayments and other derecognitions	37	(55)	(14)	(32)
Changes in model	1	19	–	20
Net remeasurement (1)	(349)	500	195	346
Transfers (1)
– to 12-month ECL	336	(333)	(3)	–
– to lifetime ECL performing	(40)	52	(12)	–
– to lifetime ECL credit-impaired	–	(75)	75	–
Provision for (reversal of) credit losses (2)	(15)	108	241	334
Write-offs (3)	–	–	(274)	(274)
Recoveries	–	–	69	69
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	2	1	8	11
Balance at end of year	$137	$656	$146	$939
Credit card
Balance at beginning of year	$136	$517	$–	$653
Originations net of repayments and other derecognitions (4)	76	(38)	–	38
Changes in model	–	–	–	–
Net remeasurement (1)	(437)	747	150	460
Transfers (1)
– to 12-month ECL	436	(436)	–	–
– to lifetime ECL performing	(52)	52	–	–
– to lifetime ECL credit-impaired	–	(133)	133	–
Provision for (reversal of) credit losses (2)	23	192	283	498
Write-offs (3)	–	–	(397)	(397)
Recoveries	–	–	114	114
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$159	$709	$–	$868
Business and government
Balance at beginning of year	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	41	(12)	(34)	(5)
Changes in model	30	(4)	–	26
Net remeasurement (1)	(95)	89	149	143
Transfers (1)
– to 12-month ECL	98	(91)	(7)	–
– to lifetime ECL performing	(34)	38	(4)	–
– to lifetime ECL credit-impaired	(1)	(7)	8	–
Provision for (reversal of) credit losses (2)	39	13	112	164
Write-offs (3)	–	–	(312)	(312)
Recoveries	–	–	33	33
Interest income on impaired loans	–	–	(15)	(15)
Foreign exchange and other	19	28	25	72
Balance at end of year	$335	$490	$351	$1,176
Total ECL allowance (5)	$688	$1,924	$664	$3,276
Comprises:
Loans	$600	$1,809	$664	$3,073
Undrawn credit facilities and other off-balance sheet exposures (6)	88	115	–	203

(1)
Transfers represent stage movements of prior
year
ECL allowances to the current
year
stage classification. Net remeasurement represents the current year
change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year
.

(2)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(3)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(4)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.
(5)
See Note 4 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at October 31, 2022 (2021: $15 million), $12 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2021: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2022 and
October 31, 2021 and
were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

$ millions, as at or for the year ended October 31				2021
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$51	$161	$151	$363
Originations net of repayments and other derecognitions	16	(13)	(21)	(18)
Changes in model	7	(8)	24	23
Net remeasurement (1)	(123)	22	68	(33)
Transfers (1)
– to 12-month ECL	119	(104)	(15)	–
– to lifetime ECL performing	(9)	27	(18)	–
– to lifetime ECL credit-impaired	–	(16)	16	–
Provision for (reversal of) credit losses (2)	10	(92)	54	(28)
Write-offs (3)	–	–	(27)	(27)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(2)	(6)	(6)	(14)
Balance at end of year	$59	$63	$158	$280
Personal
Balance at beginning of year	$204	$546	$113	$863
Originations net of repayments and other derecognitions	37	(47)	(9)	(19)
Changes in model	(19)	33	–	14
Net remeasurement (1)	(309)	281	179	151
Transfers (1)
– to 12-month ECL	287	(281)	(6)	–
– to lifetime ECL performing	(47)	62	(15)	–
– to lifetime ECL credit-impaired	(1)	(47)	48	–
Provision for (reversal of) credit losses (2)	(52)	1	197	146
Write-offs (3)	–	–	(266)	(266)
Recoveries	–	–	70	70
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(2)	–	(4)	(6)
Balance at end of year	$150	$547	$106	$803
Credit card
Balance at beginning of year	$136	$572	$–	$708
Originations net of repayments and other derecognitions	–	(66)	–	(66)
Changes in model	(14)	123	–	109
Net remeasurement (1)	(259)	373	83	197
Transfers (1)
– to 12-month ECL	305	(305)	–	–
– to lifetime ECL performing	(31)	31	–	–
– to lifetime ECL credit-impaired	(1)	(211)	212	–
Provision for (reversal of) credit losses (2)	–	(55)	295	240
Write-offs (3)	–	–	(414)	(414)
Recoveries	–	–	119	119
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$517	$–	$653
Business and government
Balance at beginning of year	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	31	(35)	(35)	(39)
Changes in model	(12)	(26)	1	(37)
Net remeasurement (1)	(302)	(19)	197	(124)
Transfers (1)
– to 12-month ECL	198	(173)	(25)	–
– to lifetime ECL performing	(63)	79	(16)	–
– to lifetime ECL credit-impaired	(4)	(30)	34	–
Provision for (reversal of) credit losses (2)	(152)	(204)	156	(200)
Write-offs (3)	–	–	(279)	(279)
Recoveries	–	–	14	14
Interest income on impaired loans	–	–	(20)	(20)
Foreign exchange and other	(24)	(30)	(15)	(69)
Balance at end of year	$277	$449	$508	$1,234
Total ECL allowance (5)	$622	$1,576	$772	$2,970
Comprises:
Loans	$551	$1,526	$772	$2,849
Undrawn credit facilities and other off-balance sheet exposures (6)	71	50	–	121
See previous page for footnote references.

Impact of acquisition of Canadian Costco credit card portfolio
No ECL allowance was recognized in the purchase equation on the acquisition date for the acquired Canadian Costco credit card portfolio as the purchased loans were initially measured at their acquisition date fair values. Instead, immediately after the acquisition date, ECL allowances were established in the Provision for credit losses in the interim consolidated statement of income based on classifying each acquired credit card receivable in stage 1, since the acquisition date is established as the initial recognition date of purchased performing loans for the purpose of assessing whether a SICR has occurred. On the date of acquisition, none of the acquired credit card receivables were considered to be impaired. Subsequent to the acquisition date, ECL allowances are estimated in a manner consistent with our SICR and impairment policies that we apply to loans that we originate. See Note 3 for further details on the acquisition of the Canadian Costco credit card portfolio.
Inputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a SICR of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
Global economic activity has slowed over the second half of 2022 while we continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in estimating the impact that rising interest rates, inflation and supply chain disruptions exacerbated by the measures imposed in some countries to combat the spread of COVID-19 and geopolitical events, will have on the macroeconomic environment. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements as discussed below, continued to be required.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at 12-month ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime PD since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized.
While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change significantly over time.
All loans on which repayment of principal or payment of interest is contractually 30 days in arrears and all business and government loans that have migrated to the watch list risk rating are normally automatically migrated to stage 2 from stage 1.
As at October 31, 2022, if the ECL for the stage 2 performing loans were measured using stage 1 ECL as opposed to lifetime ECL, the
ECLs
would be $1,110 million lower than the total recognized IFRS 9 ECL on performing loans (2021: $731 million).

Measuring both 12-month and lifetime expected credit losses
Our ECL models leverage the PD, LGD, and EAD parameters, as well as the portfolio segmentation used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the advanced internal ratings-based (AIRB) approach. Adjustments are made to the Basel parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle and downturn parameters used in the Basel regulatory calculations to point-in-time parameters used under IFRS 9 that consider forward-looking information. For standardized business and government portfolios, available long-run PDs, LGDs and EADs are also converted to point-in-time parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle parameters should be adjusted for forward-looking information to determine point-in-time parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle PDs, LGDs and EADs into point-in-time parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.
With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.

Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include Canadian unemployment rates, housing prices, gross domestic product (GDP) growth and household debt service ratios. In many cases these variables are forecasted at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include Standard & Poor’s (S&P) 500 growth rates, business credit growth rates, unemployment rates and credit spreads, while forward-looking information variables such as commodity prices and mining activity are significant for certain portfolios, and U.S. unemployment rates and U.S. GDP growth are significant for our U.S. portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic Co-operation and Development, the International Monetary Fund, and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted SBUs and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.

The forecasting of forward-looking information and the determination of scenario weightings continued to require a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties inherent in the current macroeconomic environment.
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth

Canada (2)	0.8%	1.5%	3.9%	2.8%	(0.6)%	1.0%
United States	0.7%	1.3%	2.9%	3.0%	(2.1)%	0.4%
Unemployment rate
Canada (2)	5.5%	5.9%	4.9%	5.6%	6.0%	6.8%
United States	4.0%	4.2%	3.3%	3.3%	5.6%	5.1%
Canadian Housing Price Index growth (2)	(2.5)%	1.9%	10.1%	6.6%	(13.1)%	(5.2)%
S&P 500 Index growth rate	(1.4)%	6.0%	6.3%	12.1%	(13.4)%	(1.3)%
Canadian household debt service ratio	15.5%	15.1%	14.4%	14.5%	15.9%	15.2%
West Texas Intermediate Oil Price (US$)	$92	$81	$119	$107	$76	$56

(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth

Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54
See above for footnote references
.
As required, the forward-looking information used to estimate
ECLs
reflects our expectations as at October 31, 2022 and October 31, 2021, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our underlying base case projection as at October 31, 2022 is characterized by weaker GDP growth for the remainder of calendar 2022 and 2023, due to continued uncertainty related to the expectation that central banks will continue to raise interest rates in response to prolonged inflationary pressures, and the impact of supply chain disruptions related to COVID-19 measures imposed in some countries, elevated worker absenteeism levels, and geopolitical events. Significant judgment continued to be inherent in the forecasting of forward-looking information, including with regard to our base case assumptions that the increase in interest rates will result in only modest economic growth, global supply chain and inflationary challenges will ease, vaccination programs and other treatments will be able to effectively respond to the new and emerging variants, governments will respond to future waves of the virus with targeted health measures rather than broader economic closures, and that the war in Ukraine will not expand into a broader conflict. While U.S. GDP had contracted in early 2022, it is expected to experience modest growth over the remainder of the year and until the end of calendar 2024, with a gradual increase in the unemployment rate until the end of calendar 2024.
The downside case forecast assumes a recession until mid-calendar year 2023 for Canada and a more prolonged recession in the U.S. resulting from aggressive interest rate hikes introduced to combat the prolonged high levels of inflation, and a worsening of geopolitical tensions and
COVID-19
lockdown measures in some countries that exacerbate supply chain issues. It also reflects a slower recovery thereafter to a lower level of sustained economic activity and an unemployment rate persistently above where it stood pre-pandemic. Meanwhile, the upside scenario continues to reflect a recovery, with absolute levels of GDP reached in calendar 2022 that are consistent with the levels that would have occurred if the pre-pandemic level of GDP had continued to increase through the pandemic at pre-pandemic growth rates and continuing at a higher trend level than the base case thereafter.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to combat inflation, the economic risks emanating from the war in Ukraine, and the degree to which vaccinations and other treatments will contain existing and potential new variants such that severe restrictions will no longer need to be imposed by most governments to limit the impact of subsequent waves of infection are material to these forecasts.
If
 we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $
248
million lower than the recognized ECL as at October 31, 2022 (2021: $
249
million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $
847
million higher than the recognized ECL as at October 31, 2022 (2021: $
414
million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a 100% base case scenario or a
100
% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the
100
% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic, microeconomic or political events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested, including with respect to the benefit of higher levels of household savings that have accumulated during the pandemic. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on the application of our 12-month point-in-time PDs under IFRS 9 to our risk management PD bands within each respective stage for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2022				2021
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$174,749	$140	$–	$174,889	$162,307	$94	$–	$162,401
– Very low	53,795	498	–	54,293	49,958	640	–	50,598
– Low	24,200	6,816	–	31,016	22,912	6,547	–	29,459
– Medium	261	4,927	–	5,188	364	4,671	–	5,035
– High	–	906	–	906	–	840	–	840
– Default	–	–	374	374	–	–	443	443
– Not rated	2,604	214	222	3,040	2,160	395	195	2,750
Gross residential mortgages (4)(5)	255,609	13,501	596	269,706	237,701	13,187	638	251,526
ECL allowance	57	69	167	293	59	63	158	280
Net residential mortgages	255,552	13,432	429	269,413	237,642	13,124	480	251,246
Personal
– Exceptionally low	18,943	1	–	18,944	18,608	1	–	18,609
– Very low	6,119	5	–	6,124	5,179	4	–	5,183
– Low	9,117	4,953	–	14,070	8,091	4,389	–	12,480
– Medium	934	3,084	–	4,018	990	2,773	–	3,763
– High	266	1,089	–	1,355	252	803	–	1,055
– Default	–	–	175	175	–	–	109	109
– Not rated	657	34	52	743	585	60	53	698
Gross personal (5)	36,036	9,166	227	45,429	33,705	8,030	162	41,897
ECL allowance	115	641	146	902	125	537	106	768
Net personal	35,921	8,525	81	44,527	33,580	7,493	56	41,129
Credit card
– Exceptionally low	3,151	–	–	3,151	2,065	–	–	2,065
– Very low	1,042	–	–	1,042	715	–	–	715
– Low	6,936	597	–	7,533	4,653	347	–	5,000
– Medium	992	2,927	–	3,919	593	2,195	–	2,788
– High	–	682	–	682	–	435	–	435
– Default	–	–	–	–	–	–	–	–
– Not rated	145	7	–	152	123	8	–	131
Gross credit card	12,266	4,213	–	16,479	8,149	2,985	–	11,134
ECL allowance	143	641	–	784	127	498	–	625
Net credit card	12,123	3,572	–	15,695	8,022	2,487	–	10,509
Business and government
– Investment grade	87,184	404	–	87,588	65,963	562	–	66,525
– Non-investment grade	101,889	6,457	–	108,346	85,764	4,599	–	90,363
– Watch list	66	2,971	–	3,037	67	2,985	–	3,052
– Default	–	–	920	920	–	–	1,033	1,033
– Not rated	208	17	–	225	174	24	–	198
Gross business and government (4)(6)	189,347	9,849	920	200,116	151,968	8,170	1,033	161,171
ECL allowance	285	458	351	1,094	240	428	508	1,176
Net business and government	189,062	9,391	569	199,022	151,728	7,742	525	159,995
Total net amount of loans	$492,658	$34,920	$1,079	$528,657	$430,972	$30,846	$1,061	$462,879

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $24 million (2021: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at October 31, 2022 (2021: $15 million), $12 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2021: $13 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2022 and October 31, 2021. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $24 million (2021: $18 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2022, 84% (2021: 89%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $4 million (2021: $16 million) of residential mortgages and $963 million (2021: $25,983 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a
SICR
has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $11,574 million (2021: $10,958 million).
Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at October 31				2022				2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$149,286	$6	$–	$149,292	$130,212	$12	$–	$130,224
– Very low	14,461	51	–	14,512	12,868	59	–	12,927
– Low	10,844	2,412	–	13,256	7,937	1,811	–	9,748
– Medium	522	1,402	–	1,924	740	896	–	1,636
– High	155	682	–	837	73	495	–	568
– Default	–	–	39	39	–	–	34	34
– Not rated	484	8	–	492	375	8	–	383
Gross retail	175,752	4,561	39	180,352	152,205	3,281	34	155,520
ECL allowance	38	83	–	121	34	29	–	63
Net retail	175,714	4,478	39	180,231	152,171	3,252	34	155,457
Business and government
– Investment grade	119,069	121	–	119,190	111,877	524	–	112,401
– Non-investment grade	64,446	2,540	–	66,986	58,652	1,714	–	60,366
– Watch list	15	571	–	586	19	734	–	753
– Default	–	–	69	69	–	–	91	91
– Not rated	575	26	–	601	346	9	–	355
Gross business and government	184,105	3,258	69	187,432	170,894	2,981	91	173,966
ECL allowance	50	32	–	82	37	21	–	58
Net business and government	184,055	3,226	69	187,350	170,857	2,960	91	173,908
Total net undrawn credit facilities and other off-balance sheet exposures	$359,769	$7,704	$108	$367,581	$323,028	$6,212	$125	$329,365
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2022	2021

Interest income	$22,179	$14,741
Interest expense	9,538	3,282
Net interest income	12,641	11,459
Provision for (reversal of) credit losses	1,057	158
Net interest income after provision for credit losses	$11,584	$11,301
Modified financial assets
As part of CIBC’s usual lending business, from time to time we may modify the contractual terms of loans classified as stage 2 and stage 3 for which the borrower has experienced financial difficulties, through the granting of a concession in the form of below-market rates or terms that we would not otherwise have considered.
During the year ended October 31, 2022, loans classified as stage 2 or stage 3 with an amortized cost of $434 million before modification were modified through the granting of a financial concession in response to the borrower having experienced financial difficulties. The amortized cost of loans with lifetime allowance that were modified during the year ended October 31, 2021 was $733 million before modification, including the modifications under the COVID-19 client deferral
 programs. In addition, the gross carrying amount of previously modified or deferred stage 2 or stage 3 loans that have returned to stage 1 during the year ended October 31, 2022 was
$
461 million (2021: $1,461 millio
n
), including loans that were previously subject to the client deferral programs.